Share-based Compensation	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Compensation

Note 6. Share-based Compensation

During the year ended December 31, 2021, in connection with the initial public offering, the Company implemented an incentive award program, the 2021 Incentive Award Plan (“the 2021 Plan”). The principal purpose of the 2021 Plan is to attract, retain and motivate selected employees, consultants and members of the Board of Directors through the granting of share-based compensation awards and cash-based performance bonus awards from 2021 and onwards. On May 20, 2026, the annual general meeting of shareholders of the Company (the “2026 AGM”) resolved to increase the total number of ordinary shares reserved for grants under the 2021 Plan to 143,861,475 ordinary shares, which may be granted pursuant to a variety of share-based compensation awards, including, but not limited to, stock options and RSUs. To secure the future delivery of ordinary shares and ADSs under the 2021 Plan, the Company’s shareholders resolved to issue a total of 143,861,475 warrants. See Note 18 Equity.

During the six months ended June 30, 2026, the Company, under the 2021 Plan, granted 1,409,218 RSUs, of which 350,453 were granted to members of key management, including the executive officers, and the Board of Directors. 687,258 RSUs vested during the period, of which 235,450 were to key management. The RSUs are accounted for as equity-settled share-based compensation transactions. The RSUs are measured based on the fair market value of the underlying ADSs on the date of grant. The RSUs granted to employees under the 2021 Plan vest in equal installments on each of the first three anniversaries of the date of grant, subject to continued service. The RSUs granted to members of the Company’s Board of Directors vest on the date of the next annual general meeting of shareholders following the grant date, subject to continued service on the applicable vesting date. Notwithstanding the foregoing, and as approved by the 2026 AGM, 54,936 of the RSUs that the Company granted to members of the Company’s Board of Directors during the six months ended June 30, 2026, vested on May 31, 2026. These RSUs were granted as a one-time additional allocation to compensate certain members of the Board of Directors for a shortfall in equity-based awards in 2025.

Activity in the Group’s RSUs outstanding and related information is as follows:

	Number of RSUs	Weighted average grant date fair value ($)
As of December 31, 2025	1,621,503	13.51
Granted during the period	1,409,218	10.05
Forfeited during the period	(106,200)	12.92
Vested during the period	(687,258)	14.89
As of June 30, 2026	2,237,263	10.94

During the six months ended June 30, 2026, the Company, under the 2021 Plan, granted 316,598 new stock options, all of which were granted to key management. 144,236 stock options vested during the period, of which 84,771 were to key management. The stock options are accounted for as equity-settled share-based compensation transactions. For stock options granted under the 2021 Plan, the exercise price is equal to the fair value of the ADSs on the date of grant. The stock options granted to participants under the 2021 Plan vest in equal installments on each of the first three anniversaries of the date of grant, subject to continued service. Stock options granted prior to 2026 expire five years after vesting in relation to each installment, corresponding to a total term of six, seven and eight years for the respective installment. Stock options granted during 2026 will expire seven years after the date of grant.

Activity in the Group’s stock options outstanding and related information is as follows:

	Number of stock options	Weighted average exercise price ($)
As of December 31, 2025	464,838	26.81
Granted during the period	316,598	10.05
Forfeited during the period	(6,709)	23.03
Expired during the period	(17,811)	26.93
As of June 30, 2026	756,916	19.83
Vested and exercisable as of June 30, 2026	324,854	29.03

The fair value at grant date of the stock options granted during the financial year 2026 was $5.68 for the May 2026 grant date. The fair value at grant date of the stock options granted during the financial year 2024 was $13.4 for the May 2024 grant date and $9.2 for the November 2024 grant date. The fair value at grant date of the stock options granted during the financial year 2023 was $19.6 for the May 2023 grant date, $21.8 for the July 2023 grant date and $8.6 for the November 2023 grant date. The fair value at grant date of the stock options granted during the financial year 2022 was $29.8 for the May 2022 grant date and $17.2 for the November 2022 grant date. The fair value at grant date of the stock options granted during the financial year 2021 was $124.8 for the May 2021 grant date and $73.4 for the November 2021 grant date. The fair value of the stock options at grant date has been determined using the Black-Scholes option-pricing model, which takes into account the exercise price, the expected term of the stock options, the ADS price at grant date, expected price volatility of the underlying ADS, the expected dividend yield, the risk-free interest rate for the term of the stock options and the correlations and volatilities of the peer group companies. The Company does not anticipate paying any cash dividends in the near future and therefore uses an expected dividend yield of zero in the option valuation model.

The following table lists the inputs to the Black-Scholes option-pricing model used for stock options granted during the six months ended June 30, 2026:

Expected term (years)	7
Weighted-average ADS price at grant date	10.05
Expected price volatility of the Company’s ADSs (%)	50.0%
Risk-free interest rate (%)	4.27%

Each RSU or stock option entitles the holder to acquire, as determined by the Board of Directors, either twenty ordinary shares, twenty warrants or one ADS in the Company.

Share-based compensation expense was $3.5 million for the three months ended June 30, 2026 (2025: $3.5 million) and $6.4 million for the six months ended June 30, 2026 (2025: $7.0 million).